Fair Value of Plan Assets by Asset Category (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 1,706,054		¥ 1,527,744		¥ 1,323,163
General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	111,000	[1]	111,000	[1]
Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,000		1,000
Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	88,000		90,000
Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	782,000	[2]	716,000	[2]
Japan | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	56,000	[3]	86,000	[3]
Japan | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	68,000	[3]	46,000	[3]
Japan | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	229,000		179,000
Japan | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	24,000		7,000
Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	99,000		56,000
Foreign | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	154,000	[3]	92,000	[3]
Foreign | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	9,000	[3]	46,000	[3]
Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	69,000		75,000
Foreign | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	15,000		23,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,281,000		1,112,000
Level 1 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	91,000	[4]	92,000	[4]
Level 1 | Japan | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	782,000	[2]	716,000	[2]
Level 1 | Japan | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,000	[3]
Level 1 | Japan | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	229,000		179,000
Level 1 | Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	96,000		54,000
Level 1 | Foreign | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	15,000	[3]
Level 1 | Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	63,000		71,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	423,000		415,000
Level 2 | General account of life insurance companies
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	111,000	[1]	111,000	[1]
Level 2 | Other Invested Assets
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	(3,000)	[5]	(2,000)	[5]
Level 2 | Japan | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	51,000	[3]	86,000	[3]
Level 2 | Japan | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	68,000	[3]	46,000	[3]
Level 2 | Japan | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	24,000		7,000
Level 2 | Foreign | Equity securities | Common stocks
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,000		2,000
Level 2 | Foreign | Equity securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	139,000	[3]	92,000	[3]
Level 2 | Foreign | Debt securities | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	9,000	[3]	46,000	[3]
Level 2 | Foreign | Debt securities | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	6,000		4,000
Level 2 | Foreign | Debt securities | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	15,000		23,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,000		1,000
Level 3 | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 2,000		¥ 1,000

[1]	Investments in this class are measured at conversion value.
[2]	This class includes equity securities held in the employee retirement benefit trusts of ¥681 billion and ¥782 billion at March 31, 2013 and 2014, respectively, which are well-diversified across industries.
[3]	These classes primarily include pension investment fund trusts. Investments in these classes are generally measured at their net asset values per share and can be redeemable within a short-term period upon request.
[4]	Amounts primarily include cash and short-term assets carried at fair value.
[5]	Amounts primarily include foreign exchange contracts carried at fair value.